Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Leases [Line Items]
Operating lease cost (in Dollars)	$ 1,050	$ 1,310
Weighted average remaining lease term	11 years 4 months 6 days	13 years 1 month 9 days
Weighted average discount rate	4.88%	4.88%
Minimum [Member]
Leases [Line Items]
Remaining lease term	1 year
Maximum [Member]
Leases [Line Items]
Remaining lease term	14 years